Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2021	2,160	4,714	121	528	659	8,182
Hyperinflation adjustment in respect of Turkey and Venezuela	56	32	2	—	7	97
Exchange differences	107	226	1	11	45	390
Sale of businesses	(4)	(58)	(3)	(19)	(1)	(85)
Additions	230	245	8	41	612	1,136
Disposals	(65)	(122)	(15)	(32)	(3)	(237)
Transfers	177	249	10	13	(449)	—
Reclassification to assets held for sale	(8)	(25)	—	—	—	(33)
At 30 June 2022	2,653	5,261	124	542	870	9,450
Hyperinflation adjustment in respect of Turkey and Venezuela	5	10	1	—	4	20
Exchange differences	(166)	(331)	(6)	(49)	(30)	(582)
Acquisitions	8	14	—	3	—	25
Sale of businesses	(35)	(147)	(3)	(55)	(3)	(243)
Additions	111	214	13	50	832	1,220
Disposals	(64)	(141)	(12)	(105)	(2)	(324)
Transfers	146	238	12	28	(424)	—
Reclassification from assets held for sale	2	—	1	—	—	3
At 30 June 2023	2,660	5,118	130	414	1,247	9,569
Depreciation
At 30 June 2021	658	2,218	86	371	—	3,333
Exchange differences	31	94	1	9	—	135
Depreciation charge for the year	125	276	14	29	—	444
Exceptional impairment	2	1	—	—	—	3
Sale of businesses	(4)	(50)	(2)	(18)	—	(74)
Disposals	(62)	(113)	(13)	(30)	—	(218)
Transfers	5	4	(9)	—	—	—
Reclassification to assets held for sale	(5)	(16)	—	—	—	(21)
At 30 June 2022	750	2,414	77	361	—	3,602
Exchange differences	(38)	(176)	(3)	(27)	—	(244)
Depreciation charge for the year	125	269	13	33	—	440
Exceptional accelerated depreciation and impairment	31	41	—	—	—	72
Sale of businesses	(21)	(80)	(2)	(34)	—	(137)
Disposals	(63)	(130)	(11)	(103)	—	(307)
Reclassification from assets held for sale	—	—	1	—	—	1
At 30 June 2023	784	2,338	75	230	—	3,427
Carrying amount
At 30 June 2023	1,876	2,780	55	184	1,247	6,142
At 30 June 2022	1,903	2,847	47	181	870	5,848
At 30 June 2021	1,502	2,496	35	157	659	4,849